Shareholder Report		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		COMMERCE FUNDS
Entity Central Index Key		0000926243
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000027719
Shareholder Report [Line Items]
Fund Name		Commerce Growth Fund
Trading Symbol		CFGRX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$88	0.73%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Commerce Growth Fund generated an annualized total return of 40.89% vs 43.77% annualized total return of the Russell 1000 Growth Index for the same period.

Top Contributors to Performance

  Underweight position in the Consumer Discretionary and the Consumer Staples sectors.

  Strong security selection in the Consumer Staples sector with strong performance from Costco Wholesale Corporation (COST) (1.21%) and Performance Food Group Company (PFGC) (1.01%).

  Strong security selection in the Information Technology sector with strong results from NVIDIA Corporation (NVDA) (10.59%) and Broadcom Inc (AVGO) (2.36%)

Top Detractors from Performance

  Underweight position to the Communication Services sector.

  Weak security selection in the Consumer Discretionary sector with poor performance from Lululemon Athletica, Inc (LULU) (0.00%)and Starbucks Corporation (SBUX) (0.00%).

  Weak security selection in the Industrials sector with weak results from Rockwell Automation, Inc. (ROK) (0.85%) and Lincoln Electric Holdings, Inc. (LECO) (0.00%).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Growth Fund	40.89%	16.31%	15.03%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 240,610,559
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 937,930
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$240,610,559
# of Portfolio Holdings	59
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$937,930

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	0.9%
Materials	0.9%
Energy	1.9%
Consumer Staples	3.1%
Industrials	5.6%
Financials	7.0%
Health Care	8.4%
Communication Services	11.9%
Consumer Discretionary	14.0%
Information Technology	46.4%

Largest Holdings [Text Block]

Top Ten Corporate Issuers (% of Total Net Assets)

Apple, Inc.	11.4%
NVIDIA Corp.	10.6%
Microsoft Corp.	10.2%
Alphabet, Inc. A	6.1%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc. A	3.8%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
Eli Lilly & Co.	2.1%
Visa, Inc. A	1.3%

Material Fund Change [Text Block]
C000246257
Shareholder Report [Line Items]
Fund Name		Commerce MidCap Value Fund
Trading Symbol		CFMVX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 13, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce MidCap Value Fund	$77	0.70%Footnote Reference**
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.
Footnote**	Annualized

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From the period November 13, 2023 (commencement of operation) to October 31, 2024, the Commerce MidCap Value Fund generated a total return of 28.82% vs 29.36% total return of the Russell MidCap Value Index for the same period.

Top Contributors to Performance

  Underweight position in the Health Care sector.

  Strong security selection in the Energy sector with strong performance from ONEOK, Inc. (OKE) (1.22%) and Texas Pacific Land Corporation (TPL) (1.59%).

  Strong security selection in the Health Care sector with strong results from HCA Healthcare, Inc. (HCA) (1.07%) and Quest Diagnostics, Inc. (DGX) (1.19%).

Top Detractors from Performance

  Overweight position to the Information Technology sector.

  Weak security selection in the Consumer Discretionary sector with poor performance from Advance Auto Parts, Inc. (AAP) (1.03%) and Whirlpool Corporation (WHR) (0.00%).

  Weak security selection in the Industrials sector with weak results from Huntington Ingalls Industries, Inc. (HII) (0.83%) and C.H. Robinson Worldwide, Inc. (CHRW) (0.00%).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
AATR	Since Inception 11/13/23
Commerce MidCap Value Fund	28.82%
Russell 1000® Index	31.19%
Russell Midcap® Value Index	29.36%

Performance Inception Date		Nov. 13, 2023
No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 38,880,038
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$38,880,038
# of Portfolio Holdings	82
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	11.2%
Energy	5.3%
Materials	7.1%
Utilities	7.2%
Health Care	8.1%
Information Technology	8.2%
Consumer Discretionary	9.4%
Real Estate	9.5%
Industrials	16.5%
Financials	17.5%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Value ETF	3.7%
Texas Pacific Land Corp.	1.6%
Allison Transmission Holdings, Inc.	1.4%
Williams Cos., Inc.	1.4%
Unum Group	1.4%
Digital Realty Trust, Inc.	1.4%
Travel & Leisure Co.	1.3%
Corning, Inc.	1.3%
Cummins, Inc.	1.3%
U.S. Bancorp	1.3%

Material Fund Change [Text Block]
C000027723
Shareholder Report [Line Items]
Fund Name		Commerce MidCap Growth Fund
Trading Symbol		CFAGX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$94	0.83%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Commerce MidCap Growth Fund generated an annualized total return of 27.32% vs 38.67% annualized total return of the Russell MidCap Growth Index for the same period.

Top Contributors to Performance

  Overweight position in the Real Estate sector.

  Strong security selection in the Consumer Staples sector with strong performance from Casey’s General Stores, Inc. (CASY) (1.22%).

  Strong security selection in the Energy sector with strong results from Targa Resources Corp. (TRGP) (1.34%) and Texas Pacific Land Corporation (TPL) (1.71%).

  Strong security selection in the Materials sector with strong performance from RPM International, Inc. (RPM) (1.25%).

Top Detractors from Performance

  Overweight position to the Consumer Staples sector.

  Weak security selection in the Consumer Discretionary sector with poor performance from Five Below Inc (FIVE) (0.00%) and ULTA Beauty Inc (ULTA) (0.00%).

  Weak security selection in the  Financials sector with weak results from Coinbase Global Inc (COIN) (0.00%).

  Weak security selection in the Industrials sector with poor performance from Paycom Software Inc (PAYC) (0.00%) and C.H. Robinson Worldwide Inc (CHRW) (0.00%).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Midcap Growth Fund	27.32%	9.67%	10.81%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 213,008,446
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 1,057,032
InvestmentCompanyPortfolioTurnover		60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$213,008,446
# of Portfolio Holdings	82
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$1,057,032

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	6.7%
Exchange Traded Fund	3.4%
Consumer Staples	3.7%
Communication Services	3.8%
Energy	4.3%
Consumer Discretionary	11.3%
Health Care	13.3%
Financials	14.1%
Industrials	15.9%
Information Technology	23.4%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Growth ETF	3.3%
Texas Pacific Land Corp.	1.7%
Blue Owl Capital, Inc.	1.5%
Apollo Global Management, Inc.	1.5%
Exelixis, Inc.	1.4%
Booz Allen Hamilton Holding Corp.	1.4%
Palantir Technologies, Inc. A	1.4%
Trade Desk, Inc. A	1.4%
Ameriprise Financial, Inc.	1.4%
EMCOR Group, Inc.	1.3%

Material Fund Change [Text Block]
C000027721
Shareholder Report [Line Items]
Fund Name		Commerce Value Fund
Trading Symbol		CFVLX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$79	0.70%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Commerce Value Fund generated an annualized total return of 26.48% vs 30.98% annualized total return of the Russell 1000 Value Index for the same period.

Top Contributors to Performance

  Underweight position in the Health Care sector.

  Strong security selection in the Energy sector with strong performance from ONEOK, Inc. (OKE) (1.25%) and Valero Energy Corporation (VLO) (0.00%).

  Strong security selection in the Information Technology sector with strong results from Oracle Corporation (ORCL) (1.98%) and Texas Instruments, Inc. (TXN) (1.95%).

Top Detractors from Performance

  Underweight position to the Real Estate sector.

  Weak security selection in the Consumer Staples sector with poor performance from PepsiCo, Inc. (PEP) (1.84%) and Mondelez International, Inc. Class A (MDLZ) (1.77%).

  Weak security selection in the Industrials sector with weak results from United Parcel Service, Inc. (UPS) (0.00%) and A.O. Smith Corporation (AOS) (1.10%).

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Value Fund	26.48%	8.01%	8.70%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 271,075,082
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 808,528
InvestmentCompanyPortfolioTurnover		46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$271,075,082
# of Portfolio Holdings	58
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$808,528

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	9.6%
Real Estate	4.7%
Utilities	4.9%
Consumer Discretionary	6.3%
Energy	7.4%
Consumer Staples	7.7%
Information Technology	10.3%
Industrials	11.3%
Health Care	14.0%
Financials	23.7%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

JPMorgan Chase & Co.	3.1%
Chevron Corp.	3.0%
Duke Energy Corp.	2.4%
iShares Russell 1000 Value ETF	2.4%
Apollo Global Management, Inc.	2.4%
Verizon Communications, Inc.	2.3%
Morgan Stanley	2.3%
Blackstone, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Air Products & Chemicals, Inc.	2.1%

Material Fund Change [Text Block]
C000027729
Shareholder Report [Line Items]
Fund Name		Commerce Bond Fund
Trading Symbol		CFBNX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$70	0.66%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2024, the Fund generated a cumulative total return of 11.05%, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 10.55% for the same period.

Top Contributors to Performance

  Moving the Fund’s target duration from below the benchmark’s duration to neutral.

  Maintaining an overweight position in the corporate bond sector allowed the Fund to capture some excess return relative to Treasuries.

  Maintaining an overweight in BBB-rated holdings contributed to enhancing the Fund’s return.

Top Detractors from Performance

  An underweight position in bonds with 25-30 years remaining to maturity relative to the benchmark diminished returns as longer-maturity bonds outperformed shorter-maturity bonds.

  Security selection in the Aerospace sector, which underperformed the benchmark.

  Raising exposure to the Treasury sector

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg US Aggregate Bond Index
10/14	$10,000	$10,000
11/14	$10,059	$10,071
12/14	$10,056	$10,080
01/15	$10,247	$10,292
02/15	$10,172	$10,195
03/15	$10,210	$10,242
04/15	$10,189	$10,206
05/15	$10,174	$10,181
06/15	$10,079	$10,070
07/15	$10,118	$10,140
08/15	$10,096	$10,125
09/15	$10,155	$10,194
10/15	$10,149	$10,196
11/15	$10,132	$10,169
12/15	$10,067	$10,136
01/16	$10,135	$10,275
02/16	$10,178	$10,348
03/16	$10,309	$10,443
04/16	$10,393	$10,483
05/16	$10,406	$10,486
06/16	$10,586	$10,674
07/16	$10,671	$10,742
08/16	$10,683	$10,730
09/16	$10,681	$10,723
10/16	$10,636	$10,641
11/16	$10,429	$10,390
12/16	$10,466	$10,404
01/17	$10,506	$10,425
02/17	$10,583	$10,495
03/17	$10,569	$10,489
04/17	$10,656	$10,570
05/17	$10,760	$10,651
06/17	$10,753	$10,641
07/17	$10,813	$10,687
08/17	$10,905	$10,782
09/17	$10,862	$10,731
10/17	$10,895	$10,737
11/17	$10,885	$10,723
12/17	$10,941	$10,773
01/18	$10,845	$10,649
02/18	$10,751	$10,548
03/18	$10,801	$10,615
04/18	$10,725	$10,536
05/18	$10,793	$10,611
06/18	$10,758	$10,598
07/18	$10,776	$10,601
08/18	$10,838	$10,669
09/18	$10,789	$10,600
10/18	$10,699	$10,517
11/18	$10,733	$10,579
12/18	$10,876	$10,774
01/19	$10,990	$10,888
02/19	$11,013	$10,882
03/19	$11,224	$11,091
04/19	$11,261	$11,094
05/19	$11,440	$11,291
06/19	$11,591	$11,432
07/19	$11,630	$11,458
08/19	$11,898	$11,755
09/19	$11,830	$11,692
10/19	$11,865	$11,727
11/19	$11,865	$11,721
12/19	$11,851	$11,713
01/20	$12,101	$11,938
02/20	$12,281	$12,153
03/20	$11,673	$12,082
04/20	$11,990	$12,297
05/20	$12,141	$12,354
06/20	$12,321	$12,432
07/20	$12,556	$12,617
08/20	$12,489	$12,515
09/20	$12,494	$12,509
10/20	$12,437	$12,453
11/20	$12,631	$12,575
12/20	$12,694	$12,592
01/21	$12,638	$12,502
02/21	$12,484	$12,321
03/21	$12,366	$12,168
04/21	$12,483	$12,264
05/21	$12,546	$12,304
06/21	$12,640	$12,390
07/21	$12,764	$12,529
08/21	$12,742	$12,505
09/21	$12,641	$12,397
10/21	$12,636	$12,393
11/21	$12,655	$12,430
12/21	$12,624	$12,398
01/22	$12,366	$12,131
02/22	$12,201	$11,996
03/22	$11,881	$11,662
04/22	$11,497	$11,220
05/22	$11,501	$11,292
06/22	$11,329	$11,115
07/22	$11,571	$11,387
08/22	$11,317	$11,065
09/22	$10,840	$10,587
10/22	$10,692	$10,450
11/22	$11,017	$10,834
12/22	$11,020	$10,785
01/23	$11,373	$11,117
02/23	$11,128	$10,829
03/23	$11,357	$11,104
04/23	$11,452	$11,172
05/23	$11,329	$11,050
06/23	$11,296	$11,011
07/23	$11,307	$11,003
08/23	$11,261	$10,933
09/23	$11,007	$10,655
10/23	$10,850	$10,487
11/23	$11,307	$10,962
12/23	$11,745	$11,381
01/24	$11,744	$11,350
02/24	$11,611	$11,190
03/24	$11,723	$11,293
04/24	$11,446	$11,008
05/24	$11,626	$11,194
06/24	$11,760	$11,300
07/24	$11,974	$11,564
08/24	$12,163	$11,731
09/24	$12,338	$11,888
10/24	$12,050	$11,593

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Bond Fund	11.05%	0.31%	1.88%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 1,189,317,085
Holdings Count | Holding		458
Advisory Fees Paid, Amount		$ 4,156,458
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$1,189,317,085
# of Portfolio Holdings	458
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$4,156,458

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	5.4%
Industrial	2.0%
Consumer, Cyclical	2.2%
Energy	3.4%
Utilities	4.5%
Consumer, Non-cyclical	6.2%
Asset Backed Securities	12.3%
Financial	16.7%
Mortgage Securities	22.6%
Government	24.1%

Material Fund Change [Text Block]
C000027717
Shareholder Report [Line Items]
Fund Name		Commerce Kansas Tax-Free Intermediate Bond Fund
Trading Symbol		KTXIX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Kansas Tax-Free Intermediate Bond Fund	$73	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 8.38% vs 7.86% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index for the same period.

Top Contributors to Performance:

  Longer duration positioning.

  Overweight to the Hospital and Lease sectors.

  Relative outperformance of bonds with maturities six years and longer.

Top Detractors from Performance:

  Relative overweight to general obligation bonds versus revenue sectors.

  Average credit quality had a negative effect.

  Underweight to the Transportation, Higher Education, and Industrial Development Revenue/Pollution Control Revenue sectors.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,013	$10,017	$10,012
12/14	$10,037	$10,068	$10,041
01/15	$10,220	$10,246	$10,207
02/15	$10,145	$10,141	$10,109
03/15	$10,168	$10,170	$10,132
04/15	$10,130	$10,116	$10,091
05/15	$10,116	$10,089	$10,059
06/15	$10,104	$10,079	$10,058
07/15	$10,154	$10,152	$10,124
08/15	$10,173	$10,172	$10,143
09/15	$10,234	$10,246	$10,222
10/15	$10,257	$10,287	$10,264
11/15	$10,271	$10,328	$10,289
12/15	$10,317	$10,400	$10,349
01/16	$10,420	$10,524	$10,481
02/16	$10,428	$10,541	$10,500
03/16	$10,447	$10,574	$10,512
04/16	$10,508	$10,652	$10,581
05/16	$10,516	$10,681	$10,586
06/16	$10,658	$10,851	$10,729
07/16	$10,655	$10,857	$10,743
08/16	$10,662	$10,872	$10,749
09/16	$10,617	$10,818	$10,709
10/16	$10,539	$10,704	$10,611
11/16	$10,223	$10,305	$10,234
12/16	$10,296	$10,426	$10,343
01/17	$10,331	$10,495	$10,421
02/17	$10,383	$10,568	$10,494
03/17	$10,402	$10,591	$10,514
04/17	$10,465	$10,667	$10,596
05/17	$10,599	$10,837	$10,750
06/17	$10,560	$10,798	$10,705
07/17	$10,618	$10,885	$10,790
08/17	$10,676	$10,968	$10,867
09/17	$10,624	$10,912	$10,812
10/17	$10,653	$10,939	$10,829
11/17	$10,601	$10,880	$10,736
12/17	$10,701	$10,994	$10,835
01/18	$10,593	$10,865	$10,726
02/18	$10,557	$10,832	$10,693
03/18	$10,587	$10,872	$10,720
04/18	$10,546	$10,833	$10,689
05/18	$10,637	$10,957	$10,797
06/18	$10,641	$10,967	$10,814
07/18	$10,661	$10,993	$10,850
08/18	$10,664	$11,022	$10,871
09/18	$10,612	$10,950	$10,807
10/18	$10,553	$10,883	$10,757
11/18	$10,675	$11,003	$10,874
12/18	$10,803	$11,135	$11,002
01/19	$10,880	$11,219	$11,101
02/19	$10,935	$11,279	$11,158
03/19	$11,052	$11,458	$11,297
04/19	$11,073	$11,501	$11,321
05/19	$11,196	$11,659	$11,468
06/19	$11,239	$11,702	$11,516
07/19	$11,311	$11,797	$11,612
08/19	$11,445	$11,983	$11,758
09/19	$11,368	$11,887	$11,656
10/19	$11,376	$11,908	$11,686
11/19	$11,384	$11,938	$11,714
12/19	$11,408	$11,974	$11,753
01/20	$11,577	$12,189	$11,947
02/20	$11,694	$12,346	$12,069
03/20	$11,498	$11,899	$11,688
04/20	$11,429	$11,749	$11,593
05/20	$11,748	$12,123	$11,944
06/20	$11,742	$12,223	$12,020
07/20	$11,858	$12,429	$12,203
08/20	$11,815	$12,370	$12,157
09/20	$11,812	$12,373	$12,167
10/20	$11,779	$12,336	$12,135
11/20	$11,875	$12,522	$12,282
12/20	$11,900	$12,598	$12,346
01/21	$11,908	$12,678	$12,409
02/21	$11,771	$12,477	$12,236
03/21	$11,826	$12,554	$12,299
04/21	$11,882	$12,659	$12,384
05/21	$11,896	$12,697	$12,403
06/21	$11,911	$12,732	$12,420
07/21	$11,980	$12,837	$12,519
08/21	$11,959	$12,790	$12,491
09/21	$11,874	$12,698	$12,408
10/21	$11,854	$12,661	$12,369
11/21	$11,917	$12,769	$12,441
12/21	$11,926	$12,789	$12,461
01/22	$11,644	$12,439	$12,133
02/22	$11,607	$12,395	$12,094
03/22	$11,318	$11,993	$11,749
04/22	$10,994	$11,661	$11,482
05/22	$11,165	$11,834	$11,652
06/22	$10,996	$11,641	$11,543
07/22	$11,264	$11,948	$11,821
08/22	$11,015	$11,686	$11,606
09/22	$10,634	$11,238	$11,228
10/22	$10,571	$11,144	$11,179
11/22	$11,018	$11,666	$11,599
12/22	$11,059	$11,699	$11,660
01/23	$11,324	$12,035	$11,940
02/23	$11,057	$11,763	$11,702
03/23	$11,282	$12,024	$11,940
04/23	$11,234	$11,996	$11,908
05/23	$11,105	$11,892	$11,793
06/23	$11,186	$12,012	$11,886
07/23	$11,199	$12,059	$11,934
08/23	$11,065	$11,885	$11,801
09/23	$10,753	$11,537	$11,513
10/23	$10,638	$11,439	$11,458
11/23	$11,251	$12,165	$12,051
12/23	$11,507	$12,448	$12,295
01/24	$11,466	$12,384	$12,243
02/24	$11,475	$12,400	$12,255
03/24	$11,453	$12,400	$12,254
04/24	$11,345	$12,246	$12,117
05/24	$11,273	$12,210	$12,035
06/24	$11,421	$12,397	$12,199
07/24	$11,505	$12,510	$12,310
08/24	$11,591	$12,609	$12,421
09/24	$11,683	$12,734	$12,528
10/24	$11,530	$12,548	$12,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Kansas Tax-Free Intermediate Bond Fund	8.38%	0.27%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86%	1.12%	2.14%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
AssetsNet		$ 118,231,184
Holdings Count | Holding		120
Advisory Fees Paid, Amount		$ 414,989
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$118,231,184
# of Portfolio Holdings	120
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$414,989

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	1.0%
Power	1.7%
Prerefunded/Escrow to Maturity	2.3%
Higher Education	2.6%
Water/Sewer	4.1%
Transportation	4.2%
Limited Tax	8.8%
Hospital	11.1%
Lease	12.5%
General Obligations	51.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2025, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.

Material Fund Change Strategies [Text Block]		In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.
C000027715
Shareholder Report [Line Items]
Fund Name		Commerce Missouri Tax-Free Intermediate Bond Fund
Trading Symbol		CFMOX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Missouri Tax-Free Intermediate Bond Fund	$73	0.70%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 8.89% vs 7.86% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index for the same period.

Top Contributors to Performance:

  Longer duration positioning supported returns on a relative basis.

  Overweight to the Hospital, Housing, and Lease sectors.

  Relative outperformance of bonds with maturities six years and longer.

Top Detractors from Performance:

  Average credit quality had a negative effect.

  Underweight to the Transportation, Higher Education, and Industrial Development Revenue/Pollution Control Revenue sectors.

  The Fund’s cash position was a slight drag on relative performance.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,019	$10,017	$10,012
12/14	$10,053	$10,068	$10,041
01/15	$10,223	$10,246	$10,207
02/15	$10,142	$10,141	$10,109
03/15	$10,167	$10,170	$10,132
04/15	$10,130	$10,116	$10,091
05/15	$10,114	$10,089	$10,059
06/15	$10,103	$10,079	$10,058
07/15	$10,153	$10,152	$10,124
08/15	$10,168	$10,172	$10,143
09/15	$10,232	$10,246	$10,222
10/15	$10,247	$10,287	$10,264
11/15	$10,275	$10,328	$10,289
12/15	$10,322	$10,400	$10,349
01/16	$10,438	$10,524	$10,481
02/16	$10,450	$10,541	$10,500
03/16	$10,465	$10,574	$10,512
04/16	$10,528	$10,652	$10,581
05/16	$10,537	$10,681	$10,586
06/16	$10,670	$10,851	$10,729
07/16	$10,674	$10,857	$10,743
08/16	$10,679	$10,872	$10,749
09/16	$10,652	$10,818	$10,709
10/16	$10,577	$10,704	$10,611
11/16	$10,243	$10,305	$10,234
12/16	$10,329	$10,426	$10,343
01/17	$10,367	$10,495	$10,421
02/17	$10,439	$10,568	$10,494
03/17	$10,466	$10,591	$10,514
04/17	$10,532	$10,667	$10,596
05/17	$10,668	$10,837	$10,750
06/17	$10,641	$10,798	$10,705
07/17	$10,701	$10,885	$10,790
08/17	$10,772	$10,968	$10,867
09/17	$10,717	$10,912	$10,812
10/17	$10,756	$10,939	$10,829
11/17	$10,706	$10,880	$10,736
12/17	$10,794	$10,994	$10,835
01/18	$10,668	$10,865	$10,726
02/18	$10,635	$10,832	$10,693
03/18	$10,672	$10,872	$10,720
04/18	$10,628	$10,833	$10,689
05/18	$10,733	$10,957	$10,797
06/18	$10,733	$10,967	$10,814
07/18	$10,742	$10,993	$10,850
08/18	$10,758	$11,022	$10,871
09/18	$10,707	$10,950	$10,807
10/18	$10,639	$10,883	$10,757
11/18	$10,763	$11,003	$10,874
12/18	$10,881	$11,135	$11,002
01/19	$10,954	$11,219	$11,101
02/19	$11,005	$11,279	$11,158
03/19	$11,140	$11,458	$11,297
04/19	$11,167	$11,501	$11,321
05/19	$11,302	$11,659	$11,468
06/19	$11,346	$11,702	$11,516
07/19	$11,423	$11,797	$11,612
08/19	$11,558	$11,983	$11,758
09/19	$11,480	$11,887	$11,656
10/19	$11,487	$11,908	$11,686
11/19	$11,501	$11,938	$11,714
12/19	$11,526	$11,974	$11,753
01/20	$11,678	$12,189	$11,947
02/20	$11,797	$12,346	$12,069
03/20	$11,584	$11,899	$11,688
04/20	$11,505	$11,749	$11,593
05/20	$11,791	$12,123	$11,944
06/20	$11,809	$12,223	$12,020
07/20	$11,915	$12,429	$12,203
08/20	$11,879	$12,370	$12,157
09/20	$11,874	$12,373	$12,167
10/20	$11,843	$12,336	$12,135
11/20	$11,938	$12,522	$12,282
12/20	$11,972	$12,598	$12,346
01/21	$11,989	$12,678	$12,409
02/21	$11,884	$12,477	$12,236
03/21	$11,924	$12,554	$12,299
04/21	$11,989	$12,659	$12,384
05/21	$12,012	$12,697	$12,403
06/21	$12,030	$12,732	$12,420
07/21	$12,108	$12,837	$12,519
08/21	$12,078	$12,790	$12,491
09/21	$11,989	$12,698	$12,408
10/21	$11,971	$12,661	$12,369
11/21	$12,049	$12,769	$12,441
12/21	$12,054	$12,789	$12,461
01/22	$11,777	$12,439	$12,133
02/22	$11,723	$12,395	$12,094
03/22	$11,439	$11,993	$11,749
04/22	$11,148	$11,661	$11,482
05/22	$11,310	$11,834	$11,652
06/22	$11,164	$11,641	$11,543
07/22	$11,424	$11,948	$11,821
08/22	$11,162	$11,686	$11,606
09/22	$10,790	$11,238	$11,228
10/22	$10,729	$11,144	$11,179
11/22	$11,181	$11,666	$11,599
12/22	$11,205	$11,699	$11,660
01/23	$11,500	$12,035	$11,940
02/23	$11,238	$11,763	$11,702
03/23	$11,473	$12,024	$11,940
04/23	$11,444	$11,996	$11,908
05/23	$11,310	$11,892	$11,793
06/23	$11,398	$12,012	$11,886
07/23	$11,412	$12,059	$11,934
08/23	$11,283	$11,885	$11,801
09/23	$10,963	$11,537	$11,513
10/23	$10,805	$11,439	$11,458
11/23	$11,474	$12,165	$12,051
12/23	$11,751	$12,448	$12,295
01/24	$11,709	$12,384	$12,243
02/24	$11,718	$12,400	$12,255
03/24	$11,696	$12,400	$12,254
04/24	$11,586	$12,246	$12,117
05/24	$11,495	$12,210	$12,035
06/24	$11,644	$12,397	$12,199
07/24	$11,742	$12,510	$12,310
08/24	$11,828	$12,609	$12,421
09/24	$11,940	$12,734	$12,528
10/24	$11,766	$12,548	$12,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Missouri Tax-Free Intermediate Bond Fund	8.89%	0.48%	1.64%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86%	1.12%	2.14%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
AssetsNet		$ 238,610,359
Holdings Count | Holding		221
Advisory Fees Paid, Amount		$ 957,390
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$238,610,359
# of Portfolio Holdings	221
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$957,390

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other	0.4%
Water/Sewer	0.5%
Power	1.3%
Higher Education	4.0%
Single Family Housing	4.1%
Limited Tax	5.6%
Transportation	5.7%
Hospital	12.0%
General Obligations	25.9%
Lease	40.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2025, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.

Material Fund Change Strategies [Text Block]		In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.
C000027733
Shareholder Report [Line Items]
Fund Name		Commerce National Tax-Free Intermediate Bond Fund
Trading Symbol		CFNLX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$66	0.63%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period ended October 31, 2024, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 8.99% vs 7.86% annualized total return of the Bloomberg 3-15 Year Blend Municipal Bond Index for the same period.

Top Contributors to Performance:

  Longer duration positioning supported returns on a relative basis.

  Overweight to the Hospital, Housing, Lease, Higher Education and Limited Tax sectors.

  Relative outperformance of bonds with maturities six years and longer.

Top Detractors from Performance:

  Average credit quality had a negative effect.

  Underweight to the Transportation and Industrial Development Revenue/Pollution Control Revenue sectors.

  The Fund’s cash position was a slight drag on relative performance.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg 3-15 Year Blend Municipal Bond Index
10/14	$10,000	$10,000	$10,000
11/14	$10,017	$10,017	$10,012
12/14	$10,058	$10,068	$10,041
01/15	$10,225	$10,246	$10,207
02/15	$10,135	$10,141	$10,109
03/15	$10,174	$10,170	$10,132
04/15	$10,129	$10,116	$10,091
05/15	$10,106	$10,089	$10,059
06/15	$10,083	$10,079	$10,058
07/15	$10,143	$10,152	$10,124
08/15	$10,161	$10,172	$10,143
09/15	$10,238	$10,246	$10,222
10/15	$10,263	$10,287	$10,264
11/15	$10,293	$10,328	$10,289
12/15	$10,356	$10,400	$10,349
01/16	$10,495	$10,524	$10,481
02/16	$10,499	$10,541	$10,500
03/16	$10,528	$10,574	$10,512
04/16	$10,589	$10,652	$10,581
05/16	$10,597	$10,681	$10,586
06/16	$10,755	$10,851	$10,729
07/16	$10,752	$10,857	$10,743
08/16	$10,765	$10,872	$10,749
09/16	$10,737	$10,818	$10,709
10/16	$10,649	$10,704	$10,611
11/16	$10,272	$10,305	$10,234
12/16	$10,361	$10,426	$10,343
01/17	$10,412	$10,495	$10,421
02/17	$10,482	$10,568	$10,494
03/17	$10,512	$10,591	$10,514
04/17	$10,592	$10,667	$10,596
05/17	$10,738	$10,837	$10,750
06/17	$10,708	$10,798	$10,705
07/17	$10,765	$10,885	$10,790
08/17	$10,844	$10,968	$10,867
09/17	$10,781	$10,912	$10,812
10/17	$10,821	$10,939	$10,829
11/17	$10,757	$10,880	$10,736
12/17	$10,859	$10,994	$10,835
01/18	$10,718	$10,865	$10,726
02/18	$10,683	$10,832	$10,693
03/18	$10,718	$10,872	$10,720
04/18	$10,677	$10,833	$10,689
05/18	$10,780	$10,957	$10,797
06/18	$10,783	$10,967	$10,814
07/18	$10,797	$10,993	$10,850
08/18	$10,818	$11,022	$10,871
09/18	$10,749	$10,950	$10,807
10/18	$10,680	$10,883	$10,757
11/18	$10,803	$11,003	$10,874
12/18	$10,945	$11,135	$11,002
01/19	$11,028	$11,219	$11,101
02/19	$11,090	$11,279	$11,158
03/19	$11,230	$11,458	$11,297
04/19	$11,257	$11,501	$11,321
05/19	$11,415	$11,659	$11,468
06/19	$11,458	$11,702	$11,516
07/19	$11,547	$11,797	$11,612
08/19	$11,705	$11,983	$11,758
09/19	$11,615	$11,887	$11,656
10/19	$11,629	$11,908	$11,686
11/19	$11,637	$11,938	$11,714
12/19	$11,669	$11,974	$11,753
01/20	$11,851	$12,189	$11,947
02/20	$11,981	$12,346	$12,069
03/20	$11,732	$11,899	$11,688
04/20	$11,634	$11,749	$11,593
05/20	$11,955	$12,123	$11,944
06/20	$11,990	$12,223	$12,020
07/20	$12,142	$12,429	$12,203
08/20	$12,100	$12,370	$12,157
09/20	$12,105	$12,373	$12,167
10/20	$12,073	$12,336	$12,135
11/20	$12,172	$12,522	$12,282
12/20	$12,214	$12,598	$12,346
01/21	$12,242	$12,678	$12,409
02/21	$12,093	$12,477	$12,236
03/21	$12,132	$12,554	$12,299
04/21	$12,207	$12,659	$12,384
05/21	$12,246	$12,697	$12,403
06/21	$12,255	$12,732	$12,420
07/21	$12,341	$12,837	$12,519
08/21	$12,309	$12,790	$12,491
09/21	$12,222	$12,698	$12,408
10/21	$12,195	$12,661	$12,369
11/21	$12,264	$12,769	$12,441
12/21	$12,263	$12,789	$12,461
01/22	$11,956	$12,439	$12,133
02/22	$11,911	$12,395	$12,094
03/22	$11,596	$11,993	$11,749
04/22	$11,300	$11,661	$11,482
05/22	$11,468	$11,834	$11,652
06/22	$11,331	$11,641	$11,543
07/22	$11,610	$11,948	$11,821
08/22	$11,344	$11,686	$11,606
09/22	$10,963	$11,238	$11,228
10/22	$10,907	$11,144	$11,179
11/22	$11,356	$11,666	$11,599
12/22	$11,389	$11,699	$11,660
01/23	$11,686	$12,035	$11,940
02/23	$11,402	$11,763	$11,702
03/23	$11,645	$12,024	$11,940
04/23	$11,609	$11,996	$11,908
05/23	$11,479	$11,892	$11,793
06/23	$11,561	$12,012	$11,886
07/23	$11,582	$12,059	$11,934
08/23	$11,452	$11,885	$11,801
09/23	$11,134	$11,537	$11,513
10/23	$11,005	$11,439	$11,458
11/23	$11,657	$12,165	$12,051
12/23	$11,937	$12,448	$12,295
01/24	$11,896	$12,384	$12,243
02/24	$11,902	$12,400	$12,255
03/24	$11,895	$12,400	$12,254
04/24	$11,780	$12,246	$12,117
05/24	$11,709	$12,210	$12,035
06/24	$11,868	$12,397	$12,199
07/24	$11,969	$12,510	$12,310
08/24	$12,065	$12,609	$12,421
09/24	$12,174	$12,734	$12,528
10/24	$11,994	$12,548	$12,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce National Tax-Free Intermediate Bond Fund	8.99%	0.62%	1.83%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 3-15 Year Blend Municipal Bond Index	7.86%	1.12%	2.14%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
AssetsNet		$ 369,425,514
Holdings Count | Holding		351
Advisory Fees Paid, Amount		$ 1,278,487
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$369,425,514
# of Portfolio Holdings	351
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,278,487

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Student	2.9%
Water/Sewer	3.3%
Single Family Housing	5.0%
Other	5.4%
Higher Education	8.1%
Transportation	10.1%
Limited Tax	11.5%
Lease	14.5%
Hospital	15.7%
General Obligations	22.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's current prospectus and any applicable supplements and the Fund's next prospectus, which we expect to be available by March 1, 2025, at https://www.commercefunds.com/literature-and-resources/prospectus-and-guide or upon request at 1-800-995-6365 or email commercefunds@commercebank.com.

In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.

Material Fund Change Strategies [Text Block]		In February 2024, the Fund's dollar-weighted average portfolio maturity range changed from "three to ten years" to "five to twelve years," which means that the Fund's dollar-weighted average portfolio maturity may be slightly longer than in the past.
C000027731
Shareholder Report [Line Items]
Fund Name		Commerce Short-Term Government Fund
Trading Symbol		CFSTX
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Additional Information Phone Number		1-800-995-6365
Additional Information Website		www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commerce Short-Term Government Fund	$70	0.68%
Footnote	Description
Footnote*	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the one-year period that ended October 31, 2024, the Fund generated a cumulative total return of 6.41%, outperforming the Bloomberg U.S. 1-5 Year Government Bond Index which returned 6.21% for the same period.

Top Contributors to Performance

  The Fund’s overweight to mortgages contributed to performance.

  The Fund benefited from the extension of the Treasury position’s duration.

Top Detractors from Performance

  The Fund held a high liquidity position with shorter maturity holdings (ie., Treasury Bills).

  Maintaining the Fund’s target duration below the benchmark’s duration.

Performance Past Does Not Indicate Future [Text]		Past Performance: Performance data quoted above represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg US Aggregate Bond Index	Bloomberg U.S. 1-5 Year Government Bond Index
10/14	$10,000	$10,000	$9,999
11/14	$10,025	$10,071	$10,028
12/14	$9,999	$10,080	$9,997
01/15	$10,072	$10,292	$10,092
02/15	$10,031	$10,195	$10,045
03/15	$10,063	$10,242	$10,085
04/15	$10,065	$10,206	$10,087
05/15	$10,065	$10,181	$10,096
06/15	$10,048	$10,070	$10,087
07/15	$10,065	$10,140	$10,105
08/15	$10,066	$10,125	$10,105
09/15	$10,094	$10,194	$10,156
10/15	$10,081	$10,196	$10,135
11/15	$10,058	$10,169	$10,105
12/15	$10,034	$10,136	$10,090
01/16	$10,113	$10,275	$10,198
02/16	$10,107	$10,348	$10,222
03/16	$10,137	$10,443	$10,246
04/16	$10,144	$10,483	$10,245
05/16	$10,131	$10,486	$10,230
06/16	$10,206	$10,674	$10,328
07/16	$10,206	$10,742	$10,324
08/16	$10,186	$10,730	$10,292
09/16	$10,209	$10,723	$10,310
10/16	$10,192	$10,641	$10,289
11/16	$10,111	$10,390	$10,191
12/16	$10,114	$10,404	$10,193
01/17	$10,132	$10,425	$10,212
02/17	$10,149	$10,495	$10,227
03/17	$10,147	$10,489	$10,233
04/17	$10,180	$10,570	$10,266
05/17	$10,210	$10,651	$10,290
06/17	$10,189	$10,641	$10,275
07/17	$10,214	$10,687	$10,303
08/17	$10,250	$10,782	$10,339
09/17	$10,221	$10,731	$10,304
10/17	$10,224	$10,737	$10,294
11/17	$10,197	$10,723	$10,264
12/17	$10,198	$10,773	$10,263
01/18	$10,145	$10,649	$10,204
02/18	$10,134	$10,548	$10,190
03/18	$10,169	$10,615	$10,223
04/18	$10,137	$10,536	$10,187
05/18	$10,177	$10,611	$10,237
06/18	$10,178	$10,598	$10,236
07/18	$10,166	$10,601	$10,226
08/18	$10,206	$10,669	$10,270
09/18	$10,182	$10,600	$10,242
10/18	$10,185	$10,517	$10,254
11/18	$10,221	$10,579	$10,304
12/18	$10,301	$10,774	$10,420
01/19	$10,336	$10,888	$10,453
02/19	$10,347	$10,882	$10,457
03/19	$10,412	$11,091	$10,547
04/19	$10,428	$11,094	$10,564
05/19	$10,519	$11,291	$10,672
06/19	$10,572	$11,432	$10,742
07/19	$10,562	$11,458	$10,723
08/19	$10,656	$11,755	$10,851
09/19	$10,647	$11,692	$10,824
10/19	$10,667	$11,727	$10,858
11/19	$10,655	$11,721	$10,846
12/19	$10,667	$11,713	$10,861
01/20	$10,754	$11,938	$10,958
02/20	$10,859	$12,153	$11,090
03/20	$10,887	$12,082	$11,269
04/20	$10,924	$12,297	$11,290
05/20	$10,939	$12,354	$11,307
06/20	$10,957	$12,432	$11,315
07/20	$10,976	$12,617	$11,334
08/20	$10,985	$12,515	$11,328
09/20	$10,981	$12,509	$11,330
10/20	$10,957	$12,453	$11,316
11/20	$10,973	$12,575	$11,324
12/20	$10,981	$12,592	$11,332
01/21	$10,989	$12,502	$11,329
02/21	$10,950	$12,321	$11,291
03/21	$10,947	$12,168	$11,267
04/21	$10,967	$12,264	$11,286
05/21	$10,984	$12,304	$11,308
06/21	$10,953	$12,390	$11,279
07/21	$10,994	$12,529	$11,323
08/21	$10,976	$12,505	$11,314
09/21	$10,943	$12,397	$11,282
10/21	$10,896	$12,393	$11,224
11/21	$10,888	$12,430	$11,225
12/21	$10,863	$12,398	$11,198
01/22	$10,772	$12,131	$11,092
02/22	$10,712	$11,996	$11,039
03/22	$10,525	$11,662	$10,822
04/22	$10,409	$11,220	$10,730
05/22	$10,463	$11,292	$10,801
06/22	$10,403	$11,115	$10,729
07/22	$10,469	$11,387	$10,814
08/22	$10,353	$11,065	$10,667
09/22	$10,140	$10,587	$10,489
10/22	$10,077	$10,450	$10,468
11/22	$10,157	$10,834	$10,584
12/22	$10,177	$10,785	$10,587
01/23	$10,296	$11,117	$10,703
02/23	$10,223	$10,829	$10,570
03/23	$10,335	$11,104	$10,784
04/23	$10,373	$11,172	$10,829
05/23	$10,350	$11,050	$10,771
06/23	$10,315	$11,011	$10,689
07/23	$10,347	$11,003	$10,720
08/23	$10,380	$10,933	$10,749
09/23	$10,339	$10,655	$10,709
10/23	$10,314	$10,487	$10,719
11/23	$10,474	$10,962	$10,882
12/23	$10,655	$11,381	$11,051
01/24	$10,693	$11,350	$11,085
02/24	$10,662	$11,190	$11,002
03/24	$10,721	$11,293	$11,046
04/24	$10,661	$11,008	$10,954
05/24	$10,724	$11,194	$11,053
06/24	$10,786	$11,300	$11,132
07/24	$10,875	$11,564	$11,298
08/24	$10,964	$11,731	$11,410
09/24	$11,048	$11,888	$11,511
10/24	$10,975	$11,593	$11,385

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Commerce Short-Term Government Fund	6.41%	0.57%	0.93%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%
Bloomberg U.S. 1-5 Year Government Bond Index	6.21%	0.95%	1.31%

No Deduction of Taxes [Text Block]		The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and, in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
AssetsNet		$ 29,811,101
Holdings Count | Holding		129
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$29,811,101
# of Portfolio Holdings	129
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Types of Security Allocation (% of Total Net Assets)

Value	Value
Investment Company	0.5%
Asset Backed Securities	1.3%
Mortgage Securities	45.3%
Government	51.8%

Material Fund Change [Text Block]